Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued professional fees	$ 185	$ 356
Accrued compensation	200	423
Accrued royalties	47	45
Accrued advertising expenses	2	2
Accrued director compensation and liability insurance	63	100
Other	248	256
Accrued expenses	$ 745	$ 1,182